Segment Information - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Number of reportable segments	3	2
Net Assets, Geographic Area | Geographic Concentration Risk | United States
Segment Reporting Information [Line Items]
Long-lived assets	99.00%